Details of Certain Accounts - Summary of Prepaids and other current assets (Detail) - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expense And Other Assets Current [Line Items]
Supplier deposits	$ 55,561,000	$ 43,485,000
Materials inventory	40,243,000	4,594,000
Non-trade receivables	1,437,000	3,473,000
Prepaid insurance	1,986,000	2,942,000
Rebates receivable	770,000	2,495,000
Other	5,531,000	3,898,000
Total prepaids and other current assets	$ 105,528,000	60,887,000
SOLV Energy Holdings LLC [Member]
Prepaid Expense And Other Assets Current [Line Items]
Supplier deposits		43,485	$ 9,972
Materials inventory		4,594	1,232
Non-trade receivables		3,473	8,023
Prepaid insurance		2,942	2,608
Rebates receivable		2,495	1,166
Other		3,898	3,952
Total prepaids and other current assets		$ 60,887,000	$ 26,953,000